Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg MA Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	0.54%	2.09%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	0.68%	2.44%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	0.66%	2.38%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.86%	1.19%	2.54%